Lease Liabilities - Summary of Lease Liabilities Depending on Duration of Lease Term (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Variable Lease Payments	$ 16	$ 19
Short-Term Lease Payments	$ 6	$ 13